Financial instruments and risk management (Details 8) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial instruments and risk management [Line Items]
Loss (profit) for the year	$ 4,954,435	$ 3,951,163	$ 3,819,520
Other price risk increase [Member]
Disclosure of financial instruments and risk management [Line Items]
Loss (profit) for the year	(16,094)	(9,085)	(44,589)
Other price risk decrease [Member]
Disclosure of financial instruments and risk management [Line Items]
Loss (profit) for the year	21,229	8,785	56,753
Interest rate risk increase [Member]
Disclosure of financial instruments and risk management [Line Items]
Loss (profit) for the year	43,485	15,385	17,375
Interest rate risk decrease [Member]
Disclosure of financial instruments and risk management [Line Items]
Loss (profit) for the year	(43,485)	(15,385)	(17,375)
Currency risk increase [Member]
Disclosure of financial instruments and risk management [Line Items]
Loss (profit) for the year	(121,422)	35,311	225,618
Currency risk decrease [Member]
Disclosure of financial instruments and risk management [Line Items]
Loss (profit) for the year	$ 121,422	$ (35,311)	$ (225,618)